Financial Instruments - Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Monetary assets
Cash and cash equivalents	$ 103,986	$ 75,767	$ 98,521
Accounts receivable	7,138	2,186
Long-term investments - common shares held	309,757	164,753
Convertible note receivable	21,856	12,899
Other long-term assets	14,566	10,315
Monetary liabilities
Accounts payable and accrued liabilities	11,794	19,883
Current taxes payable	0	3,361
Lease Liability	4,252
Pension Liability	810	0
Currency risk [member]
Monetary assets
Cash and cash equivalents	4,148	731
Accounts receivable	2,519	637
Long-term investments - common shares held	309,757	161,421
Convertible note receivable	11,837	12,899
Non-revolving term loan	431
Other long-term assets	3,450	1,105
Total Canadian dollar denominated monetary assets	332,142	176,793
Monetary liabilities
Accounts payable and accrued liabilities	6,059	16,128
Current taxes payable		3,361
Performance share units	15,423	8,808
Lease Liability	2,748
Pension Liability	810
Total Canadian dollar denominated monetary liabilities	$ 25,040	$ 28,297